Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

14.  Leases

The Group has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, retail and service locations, equipment and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	December 31,	December 31,
	2024	2025
Operating leases:
Right-of-use assets - operating lease	12,797,158	11,711,306
Current portion of operating lease liabilities	1,945,987	2,163,768
Non-current operating lease liabilities	11,260,735	10,092,039
Total operating lease liabilities	13,206,722	12,255,807
Finance leases:
Right-of-use assets - finance lease	63,635	5,696,866
Current portion of finance lease liabilities	13,498	263,203
Non-current finance lease liabilities	35,145	4,769,972
Total finance lease liabilities	48,643	5,033,175

The components of lease expenses were as follows:

	Year Ended December 31,
	2024	2025
Lease cost:
Amortization of right-of-use assets	1,825,182	2,228,651
Interest of operating lease liabilities	573,031	543,698
Expenses for short-term leases within 12 months and other non-lease component	227,990	92,361
Total lease cost	2,626,203	2,864,710

Other information related to leases where the Group is the lessee is as follows:

	As of December 31,		As of December 31,
	2024		2025
Weighted-average remaining lease term:
Operating leases	10.9	years	10.6	years
Finance leases	5.5	years	18.9	years

Weighted-average discount rate:
Operating leases	4.45%		4.39%
Finance leases	4.14%		4.20%

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the Year Ended December 31,
	2024	2025
Operating cash outflows from operating leases	2,385,552	2,402,489
Operating cash outflows from finance leases (interest payments)	2,208	90,864
Financing cash outflows from finance leases	37,854	101,113
Right-of-use assets obtained in exchange for lease liabilities	3,698,231	6,512,719

As of December 31, 2024 and 2025, the maturities of our operating and finance lease liabilities (excluding short-term leases) are as follows:

	As of December 31,		As of December 31,
	2024		2025
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
2025	2,531,918	16,993	—	—
2026	2,306,078	15,497	2,420,506	409,668
2027	1,899,976	13,352	2,079,015	400,900
2028	1,504,174	8,788	1,725,211	388,453
2029	1,228,528	4,237	1,474,031	379,880
2030	—	—	1,184,585	374,286
Thereafter	7,388,703	8,485	7,480,193	5,249,953
Total minimum lease payments	16,859,377	67,352	16,363,541	7,203,140
Less: Interest	(3,652,655)	(18,709)	(4,107,734)	(2,169,965)
Present value of lease obligations	13,206,722	48,643	12,255,807	5,033,175
Less: Current portion	(1,945,987)	(13,498)	(2,163,768)	(263,203)
Long-term portion of lease obligations	11,260,735	35,145	10,092,039	4,769,972

As of December 31, 2024 and 2025, the Group had future minimum lease payments for non-cancelable short-term operating leases of RMB497,773 and RMB24,467, respectively.